Commitments and Contingencies - Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
2012	$ 6,908
2013	5,265
2014	3,397
2015	1,609
2016	800
Thereafter	1,697
Total	$ 19,676